BANK BORROWING, SHORT-TERM BORROWINGS AND OTHER BORROWINGS (Details Narrative)	12 Months Ended					24 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Broker-Dealer [Abstract]
Short term borrowings.	$ 1,435,000,000			$ 6,115,000		$ 1,435,000,000	$ 11,194,000
Short term debt interest rate increase.	4.35%	4.35%				4.875%
Loan balance				1,808,000
Interest payable				42,000
Gain on waiver	$ 50,000	$ 392,000		1,850,000
Interest Expense, Related Party	42,000	328,000	$ 237,000	498,000	585,000
Interest and Debt Expense	$ 128,000	$ 995,000		$ 2,280,000	$ 2,122,000